UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21405

TrendStar Investment Trust
(Exact name of registrant as specified in charter)

TrendStar Advisors, LLC, 7300 College Park Blvd., Suite 308, Overland Park, KS 66210
(Address of principal executive offices)	(Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St.

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	913-661-2900

Date of fiscal year end:	9/30

Date of reporting period:	12/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Common Stocks - 98.86%	Shares	Value

Agricultural Chemicals - 2.58%
Monsanto Co.	1,600	$ 112,560

Beverages - 8.57%
Coca-Cola Co./The	3,900	176,553
PepsiCo, Inc.	3,600	197,172
		373,725

Biological Products (No Diagnostic Substances) - 1.07%
Genzyme Corp. (a)	700	46,459

Capital Markets - 7.53%
Goldman Sachs Group, Inc./The	1,400	118,146
Morgan Stanley	13,100	210,124
		328,270

Communications Equipment - 3.55%
Cisco Systems, Inc. (a)	9,500	154,850

Computer Integration Design - 1.19%
SunPower Corp. - Class A (a)	1,400	51,800

Diversified Financial Services - 3.55%
Citigroup, Inc.	9,000	60,390
JPMorgan Chase & Co.	3,000	94,590
		154,980

Health Care Equipment & Supplies - 4.06%
C.R. Bard, Inc.	2,100	176,946

Hotels, Restaurants & Leisure - 8.62%
McDonald's Corp.	2,800	174,132
Yum! Brands, Inc.	6,400	201,600
		375,732

Household Products - 8.88%
Colgate-Palmolive Co.	2,900	198,766
Kimberly-Clark Corp.	3,575	188,545
		387,311

Industrial Inorganic Conglomerates - 2.59%
Praxair, Inc.	1,900	112,784

Insurance - 4.62%
AFLAC, Inc.	4,400	201,696

National Commercial Banks - 1.97%
Bank of America Corp.	6,100	85,888

Perfumes, Cosmetics & Other Toilet Preparations - 1.80%
Avon Products, Inc.	1,600	38,448
Estee Lauder Companies, Inc./The - Class A	1,300	40,248
		78,696

Personal Products - 4.99%
Procter & Gamble Co./The	3,517	217,421

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

Common Stocks - 98.86% - continued	Shares	Value

Pharmaceuticals - 11.27%
Johnson & Johnson	3,000	$ 179,490
Schering-Plough Corp.	8,200	139,646
Wyeth	4,600	172,546
		491,682

Retail - Variety Stores - 1.28%
Wal-Mart Stores, Inc.	1,000	56,060

Semiconductors - 5.98%
Altera Corp.	5,700	95,247
Intel Corp.	6,900	101,154
Microchip Technology, Inc.	3,300	64,449
		260,850

Semiconductor Equipment - 3.04%
Applied Materials, Inc.	13,100	132,703

Services - Computer Integrated Design - 1.04%
Yahoo! Inc. (a)	3,700	45,140

Software - 6.07%
Citrix Systems, Inc. (a)	6,200	146,134
Microsoft Corp.	6,100	118,584
		264,718

Specialty Retail - 2.29%
Weight Watchers International, Inc.	3,400	100,028

Wholesale - Chemicals & Allied Products - 2.32%
Sigma-Aldrich Corp.	2,400	101,376

TOTAL COMMON STOCKS (Cost $4,794,405)		4,311,675

Cash Equivalents - 0.17%
Fidelity Institutional Prime Money Market Portfolio, 1.89% (b)	7,196	7,196

TOTAL CASH EQUIVALENTS (Cost 7,196)		7,196

TOTAL INVESTMENTS (Cost $4,801,601) - 99.03%		$ 4,318,871

Other assets in excess of liabilities - 0.97%		42,339

TOTAL NET ASSETS - 100.00%		$ 4,361,210

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2008.

Tax Related
Unrealized appreciation		$ 583,299
Unrealized depreciation		(1,066,029)
Net unrealized depreciation		$ (482,730)

Aggregate cost of securities for income tax purposes		$ 4,801,601

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Common Stocks - 99.15%	Shares	Value

Capital Markets - 2.48%
Waddell & Reed Financial, Inc. - Class A	15,500	$ 239,630

Commercial Banks - 2.89%
BankAtlantic Bancorp, Inc. - Class A	10,250	59,450
Boston Private Financial Holdings, Inc.	32,193	220,200
		279,650

Commercial Services & Supplies - 1.79%
CRA International, Inc. (a)	6,426	173,052

Communications Equipment - 3.00%
Black Box Corp.	11,102	289,984

Diversified Financial Services - 2.09%
Jack Henry & Associates, Inc.	10,400	201,864

Electric Lighting & Wiring Equipment - 3.30%
Daktronics, Inc.	34,100	319,176

Electronic Equipment & Instruments - 2.39%
National Instruments Corp.	9,519	231,883

Engineering and Construction -1.17%
Energy Conversion Devices, Inc. (a)	4,500	113,445

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

Common Stocks - 99.15% - continued	Shares	Value

Grain Mill Products - 2.35%
Ralcorp Holdings, Inc. (a)	3,900	$ 227,760

Health Care Equipment & Supplies - 11.62%
Analogic Corp.	5,325	145,266
Bio-Reference Laboratories, Inc. (a)	13,916	365,017
ICU Medical, Inc. (a)	11,732	388,798
PSS World Medical, Inc. (a)	4,468	84,088
ResMed, Inc. (a)	3,800	142,424
		1,125,593

Health Care Providers & Services - 14.04%
AMERIGROUP Corp. (a)	13,350	394,092
AmSurg Corp. (a)	16,315	380,792
Centene Corp. (a)	18,801	370,568
Eclipsys Corp. (a)	15,109	214,397
		1,359,849

Household Products - 1.90%
Energizer Holdings, Inc. (a)	3,400	184,076

Industrial Instruments for Measurement, Display and Control - 1.03%
Roper Industries, Inc.	2,300	99,842

Investment Advice - 1.61%
Federated Investors, Inc. - Class B	9,200	156,032

IT Services - 3.07%
CACI International, Inc. - Class A (a)	6,600	297,594

Laboratory Analytical Instruments - 3.77%
Illumina, Inc. (a)	14,000	364,700

Materials - 3.31%
Cabot Microelectronics Corp. (a)	12,309	320,896

Mining & Quarrying of Nonmetallic Minerals - 1.37%
USEC, Inc. (a)	29,500	132,455

Miscellaneous Metal Ores - 3.47%
Cameco Corp.	19,500	336,375

Personal Products - 4.15%
Alberto-Culver Co.	16,400	401,964

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

Common Stocks - 99.15% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 1.97%
Life Technologies Corp. (a)	8,200	$ 191,142

Semiconductors & Equipment - 10.25%
Cree, Inc. (a)	20,250	321,367
IXYS Corp.	37,020	305,785
SunPower Corp. - Class A (a)	2,200	81,400
Varian Semiconductor Equipment Associates, Inc. (a)	15,656	283,687
		992,239

Services - Business Services - 0.87%
Akamai Technologies, Inc. (a)	5,600	84,504

Services - Computer Integrated Systems Design - 2.43%
Quality Systems, Inc.	5,400	235,548

Services - Computer Programming Services - 0.65%
Cognizant Technology Solutions Corp. - Class A (a)	3,500	63,210

Services - Home Health Care Services - 4.00%
Gentiva Health Services, Inc. (a)	13,249	387,666

Specialty Retail - 2.09%
Barnes & Noble, Inc.	4,254	63,810
inVentiv Health, Inc. (a)	12,000	138,480
		202,290

Transportation - 1.21%
Forward Air Corp.	4,832	117,273

Wholesale - Chemicals & Allied Products - 2.14%
Sigma-Aldrich Corp.	4,900	206,976

Wholesale - Industrial Machinery & Equipment - 2.74%
Airgas, Inc.	6,800	265,132

TOTAL COMMON STOCKS (Cost $12,006,473)		9,601,800

TOTAL INVESTMENTS (Cost $12,006,473) - 99.15%		$ 9,601,800

Other assets in excess of liabilities - 0.85%		82,535

TOTAL NET ASSETS - 100.00%		$ 9,684,335

(a) Non-income producing.

Tax Related
Unrealized appreciation		$ 882,616
Unrealized depreciation		(3,287,289)
Net unrealized depreciation		$ (2,404,673)

Aggregate cost of securities for income tax purposes		$ 12,006,473

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds

Notes to the Financial Statements

December 31, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Funds value their common stocks and real estate investment trusts at the closing price established by the market exchange on which they trade. Any fixed income securities the Funds may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Funds (Level 3 Securities). For additional information on the Funds’ security valuation policies, refer to the securities valuation section in the Notes to the Financial Statements.

The following is a summary of the inputs used to value the American Endeavor Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 4,318,871	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 4,318,871	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Small Cap Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 9,601,800	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 9,601,800	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including for how such activities are accounted for and their effect on the Funds’ financial performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of December 4th, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____TrendStar Investment Trust

By

*_____/s/ Thomas W. Laming______

Thomas W. Laming, President

Date________02/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*_____/s/ Thomas W. Laming______

Thomas W. Laming, President

Date_______02/23/09

By

*________/s/ James R. McBride__

James R. McBride, Treasurer

Date______02/23/09

.